Reconciliation of Operating Income (Loss) from Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Reportable segments operating income (loss)	$ (127,858)	$ 54,308	$ 14,656
Interest expense, net and amortization of deferred financing costs	(9,837)	(7,509)	(8,770)
Consolidated income (loss) before taxes	$ (137,695)	$ 46,799	$ 5,886